Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.71%
U.S. Treasury Inflation — Indexed Notes–99.71%(a)
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2022		$ 37,370	$ 38,944,745
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2023		37,187	39,034,871
U.S. Treasury Inflation - Indexed Notes	0.62%	04/15/2023		39,640	42,198,857
U.S. Treasury Inflation - Indexed Notes	0.37%	07/15/2023		36,882	39,541,398
U.S. Treasury Inflation - Indexed Notes	0.62%	01/15/2024		36,824	40,023,463
U.S. Treasury Inflation - Indexed Notes	0.50%	04/15/2024		26,730	29,079,986
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2024		36,199	39,366,584
U.S. Treasury Inflation - Indexed Notes	0.13%	10/15/2024		28,690	31,242,213
U.S. Treasury Inflation - Indexed Notes	0.25 - 2.37%	01/15/2025		67,390	76,266,391
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2025		28,866	31,497,249
U.S. Treasury Inflation - Indexed Notes	0.37%	07/15/2025		36,351	40,404,629
U.S. Treasury Inflation - Indexed Notes	0.13%	10/15/2025		27,692	30,487,307
U.S. Treasury Inflation - Indexed Notes	0.62 - 2.00%	01/15/2026		58,471	67,132,613
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2026		17,078	18,786,694
Total U.S. Treasury Securities (Cost $535,602,200)					564,007,000
			Shares
Money Market Funds–0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)				253,565	253,565
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(c)				181,038	181,111
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(c)				289,789	289,789
Total Money Market Funds (Cost $724,465)					724,465
TOTAL INVESTMENTS IN SECURITIES–99.84% (Cost $536,326,665)					564,731,465
OTHER ASSETS LESS LIABILITIES–0.16%					911,859
NET ASSETS–100.00%					$565,643,324
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$198,866	$8,819,325	$(8,764,626)	$-	$-	$253,565	$18
Invesco Liquid Assets Portfolio, Institutional Class	142,011	6,299,518	(6,260,418)	-	-	181,111	6
Invesco Treasury Portfolio, Institutional Class	227,275	10,079,229	(10,016,715)	-	-	289,789	7
Total	$568,152	$25,198,072	$(25,041,759)	$-	$-	$724,465	$31

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$564,007,000	$—	$564,007,000
Money Market Funds	724,465	—	—	724,465
Total Investments	$724,465	$564,007,000	$—	$564,731,465
Invesco Short Duration Inflation Protected Fund